ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Technical Support and Related Services Agreement [Member]
Organization and Principal Activities [Line Items]
Term of agreement		15 years
Term of agreement, renewal period		15 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Technology Licensing Agreements [Member]
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Technology Development Agreement [Member]
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Business Operating Agreement [Member]
Organization and Principal Activities [Line Items]
Term of agreement		10 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Power of Attorney [Member]
Organization and Principal Activities [Line Items]
Term of agreement		10 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Products and Software Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Term of agreement		15 years
Term of agreement, renewal period		15 years
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | Loan agreements [Member]
Organization and Principal Activities [Line Items]
Term of agreement		10 years
Term of agreement, renewal period		10 years
Percentage of equity interest		100.00%
N-S Digital TV [Member] | Variable Interest Entity Primary Beneficiary [Member] | PRC Citizens [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred	100.00%
Beijing Super TV Co Ltd [Member]
Organization and Principal Activities [Line Items]
Agreement termination period		2014-06